Business Combinations and Divestitures - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Terminal	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Combinations And Dispositions [Line Items]
Acquisition-related expenses, net		$ 8,464	$ 42,891	$ 671
California Cement Operations
Business Combinations And Dispositions [Line Items]
Description of discontinued operations		On September 30, 2015, the Corporation divested its California cement operations, which were reported in the Cement segment. These operations were not in close proximity to other core assets of the Corporation and, unlike other marketplace competitors, were not vertically integrated with ready mixed concrete production.
Number of distribution terminals | Terminal		2
Proceeds from sale of assets		$ 420,000
Gain (Loss) on disposition of assets		24,214
Disposal related expenses		$ 4,849
Texas Industries Inc.
Business Combinations And Dispositions [Line Items]
Acquisition date		Jul. 01, 2014
Total revenues from operations included in the consolidated statements of earnings	$ 539,061	$ 941,499
Total earnings from operations included in the consolidated statements of earnings	$ 42,239	70,121
Acquisition-related expenses, net		$ 6,762	$ 90,487